Related parties and related party transactions	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Related parties and related party transactions
43	Related parties and related party transactions
The following significant transactions were carried out between the Group and its related parties during the years ended December 31, 2021, 2022 and 2023.

(a)	Names and relationships with related parties
The following table sets forth the major related parties which have
major transactions with the Group during the years ended December 31, 2021, 2022 and 2023:

Name of related parties	Relationship with the Company
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	Significant influence on the Group and its subsidiaries

43.1	Significant transactions with related parties
The following are the significant related party transactions and balances
during the period and as of period end:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Technology platform based income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,414,885	1,529,485	514,936

Other income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	3,538,974	1,053,718	1,095,656

Investment income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	594,446	338,252	158,552

Finance costs-Interest income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	247,238	281,130	299,278

Finance costs-Interest expense
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	6,151	25,435	14,115

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	3,294,358	2,919,391	1,953,230

Other gains/(losses) – net
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	(211,674)	350,329	(69,669)

Technology platform based income
Ping An Group offers investment products available on the Group’s technology platform. The investment products provided by Ping An Group primarily include private investment funds, insurance products, bank products and trust plans. Fees are collected from Ping An Group for facilitation of investment products offered on the Group’s technology platform. The Group generally receives service fees based on a certain percentage of the volume of investment products facilitated and loans made by Ping An Group. Such fee is recognized upon successful facilitation.
Other income
Other income mainly comprises income for the account management services provided by the Group to Ping An Group. The Group generally receives the service fees monthly based on the number of accounts managed and the performance of the underlying loans managed by the Group for Ping An Group. In September 2022, the account management service contracts with Ping An P&C were revised as a result of worse-than-expected loan performance. Based on the negotiation with Ping An P&C, the Group agreed to revise the contract and refunded RMB440 million to Ping An P&C and charged the account management fees based on loan performance after September 2022.
Net interest income – Interest expense
The interest expense mainly consists of interest paid for borrowings from Ping An Group. These borrowings were used to providing funding for on-balance
sheet loans under the Company’s retail credit and enablement business. The interest expenses are calculated based on the effective interest rates and the carrying amount of such borrowings.
Investment income
Investment income mainly consists of investment return received by the Group on investment products issued or managed by Ping An Group.
Finance costs
Ping An Group provides deposit services and financing services to the Group.
Finance costs include interest paid to Ping An Group for borrowings used for businesses other than the retail credit and enablement business, interest paid to Ping An Group for its subscription in the consolidated wealth management products managed by the Group and interest income received from Ping An Group for cash deposited by the Group in Ping An Group. The finance cost is calculated based on the effective interest rates on the outstanding balances.

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Group provides a wide spectrum of services to the Group, including but not limited to:
(1) accounting processing and data communication services; (2) transaction settlement and custodian service; (3) office premise rental services; (4) technology support; and (5) HR support. The Group, in return, pays service fees to Ping An Group. The precise scope of service, service fees calculation, method of payment and other details of the service arrangement are agreed between the relevant parties separately.
The services fees paid by the Group to Ping An Group are determine through a bidding procedure according to the internal policies and procedures of the Group. If no tendering and bidding process is required under the Group’s internal policies, they are determined through mutual negotiations between the two parties based on historical fees of such services and comparable market rates.
Other gains/(losses) - net
Other gains/(losses) – net mainly consist of foreign exchange losses due to the foreign exchange swaps provided by Ping An Group.
Leases
Part of the
right-of-use
assets and lease liabilities are rented from Ping An Group, and are used as workplace.
Convertible promissory notes payable
Ping An Group also held convertible promissory notes issued by the Company, which is disclosed in Note 33.
Purchase of financial assets
The Group purchased certain assets management plans, trust plans, mutual funds, private fund and other equity investments, bank wealth management products and corporate bonds managed and/or issued by Ping An Group. Please refer to Note 4.3 for the Group’s maximum exposure related to these investments.

43.2	Year end balances with related parties

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Cash
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	14,316,239	10,879,797

Account and other receivables and contract assets and other assets
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	2,951,606	1,507,969

Accounts and other payables and contract liabilities and other liabilities
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	560,888	180,762

Payable to platform investors, accounts and other payables and contract liabilities and other liabilities
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	3,839,817	3,910

Financial assets at amortized cost
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	2,504,622	1,501,013

Borrowings
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	820,716	—

(i)	The balances with related parties were unsecured, interest-free and repayable on demand.
In 2023, the Company paid cash dividends to An Ke Technology Company Limited and Ping An Insurance Overseas (Holdings) Limited
amounting USD51 million and USD34 million (2022: USD291 million and USD194 million), respectively.

(ii)	These non-trade balances with related parties were mainly for treasury management purpose which are collectable or repayable on demand or within one year.

43.3	Key management personnel compensation
Key management includes directors (executive and
non-executive)
and senior officers. The following table sets forth the compensations paid or payable to key management for employee services:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonus	50,794	29,698	26,074
Other social security costs, housing benefits and other employee benefits	5,414	7,058	7,267
Pension costs – defined contribution plans	324	363	359
Share-based payment	56,317	22,719	(19,049)

	112,849	59,838	14,651